Shareholder Report, Holdings (Details) - C000241373	May 31, 2024
Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	9.00%
PDD Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Samsung Electronics Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
HDFC Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Reliance Industries Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
ICICI Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Chunghwa Telecom Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
MercadoLibre, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
KB Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Infosys Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.70%
United States
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Mexico
Holdings [Line Items]
Percent of Net Asset Value	6.50%
China
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Brazil
Holdings [Line Items]
Percent of Net Asset Value	11.20%
India
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Korea (Republic Of)
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Taiwan Province Of China
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Materials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Communications
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Financials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Technology
Holdings [Line Items]
Percent of Net Asset Value	21.00%
InvestmentType_CommonStocks
Holdings [Line Items]
Percent of Total Investments	99.70%
InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	0.30%